UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Aug. 19, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	20,082	19,725	18,295	13,400
Preferred Stock, Shares Outstanding		19,725	18,295	13,400
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	17,129,717	17,092,694	31,377,368	78,086,881
Common Stock, Shares, Outstanding		17,092,694	31,377,368	78,086,881